Summary of Movement of Balances of Group's Financial Assets/(Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (1,967)
Initial recognition of contingent consideration in connection with business acquisitions	(19,446)
Change in fair value of contingent considerations	920
Transfer of contingent consideration to payable	3,269
Settlement of contingent consideration	709
Transfer of available-for-sale in connection with acquiring Beijing Viatt (Note 6)	(1,302)
Exchange difference	(419)
Balance at end of period	$ (18,236)